Business Combination - Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Aug. 25, 2014	Jan. 31, 2014	Dec. 31, 2013	May 29, 2013
Business Acquisition [Line Items]
Goodwill	$ 834,416	$ 841,522			$ 836,318
Space Monkey Acquisition [Member] | Subsidiaries [Member]
Business Acquisition [Line Items]
Net assets acquired			$ 404
Deferred income tax liability			(1,106)
Intangible assets			8,300
Goodwill			7,402
Total estimated fair value of the assets acquired and liabilities assumed			$ 15,000
Wildfire Acquisition [Member] | Subsidiaries [Member]
Business Acquisition [Line Items]
Net assets acquired				$ 96
Intangible assets				2,900
Goodwill				504
Total estimated fair value of the assets acquired and liabilities assumed				3,500
Total cash consideration				$ 3,500
Smartrove Acquisition [Member]
Business Acquisition [Line Items]
Net assets acquired		3
Deferred income tax liability		(1,533)
Intangible assets		4,040
Goodwill		1,765
Total fair value of the assets acquired and liabilities assumed		$ 4,275				$ 4,300